Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease commitments relating to the base lease rent portion of noncancelable operating leases
2014	$ 1,013,000
2015	314,000
2016	302,000
2017	316,000
2018	334,000
Thereafter	44,178,000
Total	46,457,000
Penn
Operating Lease Commitments
Total rental expense under agreements	400,000
Penn's subsidiary | City of Bangor
Operating Lease Commitments
Initial term of lease	15 years
Minimum rent	100,000
Number of lease renewal options	3
Term of lease renewal options	10 years
Penn's subsidiary | Casino in Biloxi, Mississippi
Operating Lease Commitments
Initial term of lease	99 years
Period after which the annual rental payment will be increased by fifteen percent	5 years
Increase in annual rental payment after every 5 years (as a percent)	15.00%
Minimum rent	200,000
Penn's subsidiary | Casino in Tunica, Mississippi
Operating Lease Commitments
Initial term of lease	5 years
Number of lease renewal options	9
Term of lease renewal options	5 years
Percentage of gross revenues for determination of annual revenue-sharing provision under the lease agreement	4.00%
TRS properties
Operating Lease Commitments
Total rental expense under agreements	$ 1,400,000	$ 1,600,000	$ 1,600,000